Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Tables) [Abstract]
Schedule of components of comrehensive income

	Pretax	Tax effect	Net, before non-controlling interests	Non-controlling interests	Other comprehensive income (loss), net of tax
Year ended December 31, 2010
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(15,662)	$2,241	$(13,421)	$-	$(13,421)
Reclassification adjustments	7,553	(1,928)	5,625	-	5,625
Total other comprehensive income (loss) relating to cash flow hedges	(8,109)	313	(7,796)	-	(7,796)
Foreign-currency translation adjustment	(113,379)	-	(113,379)	2,491	(110,888)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(40,967)	14,601	(26,366)	-	(26,366)
Reclassification adjustments	5,313	(2,093)	3,220	-	3,220
Total other comprehensive income (loss) relating to defined benefit pension plans	(35,654)	12,508	(23,146)	-	(23,146)
Other comprehensive income (loss)	$(157,142)	$12,821	$(144,321)	$2,491	$(141,830)

Year ended December 31, 2011
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(104,130)	$41,825	$(62,305)	$-	$(62,305)
Reclassification adjustments	1,684	(796)	888	-	888
Total other comprehensive income (loss) relating to cash flow hedges	(102,446)	41,029	(61,417)	-	(61,417)
Foreign-currency translation adjustment	(179,987)	-	(179,987)	(1,247)	(181,234)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(90,643)	34,930	(55,713)	-	(55,713)
Reclassification adjustments	8,737	(3,342)	5,395	-	5,395
Total other comprehensive income (loss) relating to defined benefit pension plans	(81,906)	31,588	(50,318)	-	(50,318)
Other comprehensive income (loss)	$(364,339)	$72,617	$(291,722)	$(1,247)	$(292,969)

Year ended December 31, 2012
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$5,072	$(21,171)	$(16,099)	$-	$(16,099)
Reclassification adjustments	18,947	(4,968)	13,979	-	13,979
Total other comprehensive income (loss) relating to cash flow hedges	24,019	(26,139)	(2,120)	-	(2,120)
Foreign-currency translation adjustment	63,982	-	63,982	(179)	63,803
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(121,512)	42,159	(79,353)	-	(79,353)
Reclassification adjustments	18,334	(7,189)	11,145	-	11,145
Total other comprehensive income (loss) relating to defined benefit pension plans	(103,178)	34,970	(68,208)	-	(68,208)
Other comprehensive income (loss)	$(15,177)	$8,831	$(6,346)	$(179)	$(6,525)